Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Results as Presented in Consolidated Financial Statements
The following tables include results for the Partnership’s FPSO unit segment; shuttle tanker segment; floating storage and off-take (or FSO) unit segment; Units for Maintenance and Safety (or UMS) segment; towage segment; and conventional tanker segment for the periods presented in these consolidated financial statements.

Three Months Ended June 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
Revenues	124,053	142,047	33,840	—	15,510	4,904	—	320,354
Voyage expenses	—	(26,951)	(202)	(4)	(6,290)	(3,039)	—	(36,486)
Vessel operating expenses	(55,040)	(37,982)	(10,360)	(893)	(6,023)	—	—	(110,298)
Time-charter hire expenses	—	(9,277)	—	—	—	(4,187)	—	(13,464)
Depreciation and amortization	(37,179)	(39,840)	(11,643)	(1,653)	(5,125)	—	—	(95,440)
General and administrative(1)	(8,140)	(6,849)	(351)	(1,311)	(1,149)	(90)	—	(17,890)
(Write-down) and gain on sale of vessels	(180,200)	1,405	—	—	—	—	—	(178,795)
(Loss) income from vessel operations	(156,506)	22,553	11,284	(3,861)	(3,077)	(2,412)	—	(132,019)

Three Months Ended June 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
Revenues	110,247	132,964	10,798	3,089	4,229	3,465	—	264,792
Voyage expenses	—	(17,319)	(430)	—	(2,409)	(38)	—	(20,196)
Vessel operating expenses	(35,079)	(28,410)	(4,693)	(17,333)	(4,190)	—	—	(89,705)
Time-charter hire expenses	—	(15,387)	—	—	—	(4,120)	—	(19,507)
Depreciation and amortization	(36,497)	(30,049)	(2,588)	(1,634)	(3,519)	—	—	(74,287)
General and administrative(1)	(7,070)	(3,506)	(409)	(1,172)	(1,132)	(90)	—	(13,379)
Write-down of vessels	—	—	(1,500)	—	—	—	—	(1,500)
Income (loss) from vessel operations	31,601	38,293	1,178	(17,050)	(7,021)	(783)	—	46,218

Six Months Ended June 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(2)	Total
Revenues	258,291	285,903	67,237	—	23,121	9,921	(920)	643,553
Voyage expenses	—	(53,838)	(365)	(35)	(11,086)	(6,350)	182	(71,492)
Vessel operating expenses	(110,719)	(78,005)	(21,175)	(2,405)	(13,492)	—	116	(225,680)
Time-charter hire expenses	—	(17,879)	—	—	—	(8,312)	—	(26,191)
Depreciation and amortization	(72,013)	(81,202)	(23,284)	(3,306)	(10,043)	—	104	(189,744)
General and administrative(1)	(17,331)	(12,755)	(1,095)	(2,429)	(1,886)	(180)	—	(35,676)
(Write-down) and gain on sale of vessels	(180,200)	(27,091)	—	—	—	—	—	(207,291)
(Loss) income from vessel operations	(121,972)	15,133	21,318	(8,175)	(13,386)	(4,921)	(518)	(112,521)

Six Months Ended June 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
Revenues	223,102	269,197	22,287	3,916	15,127	7,301	—	540,930
Voyage expenses	—	(38,597)	(755)	—	(5,919)	(66)	—	(45,337)
Vessel operating (expenses) recoveries	(70,172)	(55,839)	(9,772)	(23,818)	(9,104)	10	—	(168,695)
Time-charter hire expenses	—	(32,085)	—	—	(925)	(8,253)	—	(41,263)
Depreciation and amortization	(72,999)	(60,662)	(5,140)	(3,267)	(6,945)	—	—	(149,013)
General and administrative(1)	(14,900)	(6,649)	(910)	(3,164)	(2,193)	(180)	—	(27,996)
Write-down of vessels	—	—	(1,500)	—	—	—	—	(1,500)
Restructuring charge	(450)	—	—	—	—	—	—	(450)
Income (loss) from vessel operations	64,581	75,365	4,210	(26,333)	(9,959)	(1,188)	—	106,676

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	Includes revenues and expenses earned and incurred between segments of the Partnership during the six months ended June 30, 2018.

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2018	December 31, 2017
	$	$
FPSO segment	2,338,302	2,506,660
Shuttle tanker segment	1,718,549	1,765,664
FSO segment	485,646	516,567
UMS segment	188,175	190,440
Towage segment	424,377	398,610
Conventional tanker segment	3,804	3,360
Unallocated:
Cash and cash equivalents and restricted cash	253,627	250,294
Other assets	13,183	6,200
Consolidated total assets	5,425,663	5,637,795